Rental Income	12 Months Ended
Dec. 31, 2012
Rental Income
Rental Income

Note N—Rental Income

        Minimum future rentals on non-cancelable operating leases and subleases of flight equipment that has been delivered as of December 31, 2012 are shown below.

Year Ended	(Dollars in thousands)
2013	$3,853,694
2014	3,343,945
2015	2,630,761
2016	2,001,212
2017	1,346,960
Thereafter	1,628,759

        Additional net overhaul rentals recognized aggregated $241.6 million in 2012, $198.8 million in 2011 and $270.3 million in 2010, from overhaul rental collections of $722.0 million, $734.0 million and $749.0 million, respectively, for those periods. Flight hour rental revenue we earned based on the lessees' usage aggregated $105.3 million in 2012, $54.4 million in 2011 and $58.5 million in 2010. Flight equipment is leased, under operating leases, with remaining terms ranging from one to 14 years.

        Lease Incentives:    Unamortized lease incentives of $128.6 million, $119.9 million and $89.3 million at December 31, 2012, 2011 and 2010, respectively, are included in Lease receivables and other assets on our Consolidated Balance Sheets. We capitalized lease incentives of $65.8 million, $89.6 million, and $55.4 million, for the years ended December 31, 2012, 2011 and 2010, respectively. During the years ended December 31, 2012, 2011 and 2010, we amortized lease incentives into Rentals of flight equipment aggregating $61.5 million, $63.4 million and $47.8 million, respectively.